UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE MATURITY

NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2004

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Municipal Bonds and Notes - 98.7%
Education - 32.4%
$1,000,000	AA-	City University of New York, COP, John Jay College, 6.000% due 8/15/06	$1,072,930
710,000	A-	Hempstead Town Industrial Development Agency, Adelphi University, Civic Facility Revenue, 5.250% due 2/1/14	766,772
860,000	Aaa*	Huntington Union Free School District, FGIC-Insured, 5.500% due 7/15/11	987,314
		Nassau County Industrial Development Agency, Civic Facility Revenue, Refunded, (Hofstra University Project), MBIA-Insured:
1,250,000	AAA	5.250% due 7/1/13	1,421,950
2,000,000	AAA	5.250% due 7/1/14 (b)	2,279,900
		New York State Dormitory Authority, Revenue Bonds: City University System:
2,000,000	AAA	Consolidated Second General Resolution, FGIC-Insured, 5.000% due 7/1/16	2,131,120
2,400,000	AAA	Refunded, AMBAC-Insured, 5.750% due 7/1/12 (b)	2,815,248
640,000	Aaa*	New York Law School, AMBAC-Insured, 5.200% due 7/1/08	705,882
5,190,000	AAA	New York University, Series A, AMBAC-Insured, 5.500% due 7/1/11(b)	5,964,711
		NYSDA, Inc.:
1,370,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/12	1,520,467
		Series B:
3,500,000	AA-	5.250% mandatory put at par 5/15/12 (b)	3,860,430
3,500,000	AAA	FGIC-Insured, 5.250% madnatory put at par 5/15/12 (b)	3,900,120
500,000	AAA	Siena College, MBIA-Insured, 5.000% due 7/1/10	556,760
1,100,000	AA	St. Thomas Aquinas, 5.000% due 7/1/14	1,160,104
		State University Dormitory Facilities, Lease Revenue:
4,230,000	AA-	5.250% due 7/1/13 (b)	4,699,149
1,250,000	AA-	5.375% due 7/1/14	1,393,800
1,595,000	AAA	State University Educational Facilities, Series B, FSA-Insured, 5.250% due 5/15/13	1,811,681
		Third General Resolution:
5,000,000	AA-	5.250% due 11/15/13 (b)	5,539,850
4,950,000	AAA	IBC/MBIA-Insured, 5.250% due 11/15/12 (b)	5,626,814
725,000	AAA	Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15	802,713

			49,017,715

Finance - 4.4%
		City of Troy Municipal Assistance Corp., MBIA-Insured:
		Series A:
1,080,000	AAA	5.000% due 1/15/08	1,160,806
1,100,000	AAA	5.000% due 1/15/16	1,151,040

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Finance - 4.4% (continued)
$1,990,000	AAA	Series B, zero coupon due 1/15/19	$1,070,879
		New York City Transitional Finance Authority Revenue, Future Tax Secured:
300,000	A-1+	1.330% due 11/01/22 (c)	300,000
1,600,000	AAA	Series B, MBIA-Insured, 5.250% due 5/1/12	1,816,560
1,000,000	AA+	Series C, 5.375% due 2/1/15	1,108,740

			6,608,025

General Obligation - 17.6%
		Buffalo GO:
575,000	AAA	General Improvements, Series A, FSA-Insured, 4.500% due 11/15/14	609,759
1,390,000	AAA	Parking Revenue, Series C, FSA-Insured, 4.500% due 11/15/14	1,474,025
1,540,000	AAA	Series B, 4.750% due 2/1/16 (d)	1,689,503
1,000,000	AAA	Erie County Public Improvement Project GO, Series A, FGIC-Insured, 5.750% due 10/1/11	1,142,790
1,000,000	BBB+	Monroe County Public Improvement Project GO, 6.000% due 3/1/18	1,180,580
1,000,000	AAA	Nassau County GO, Combined Sewer District, Series E, MBIA-Insured, 5.400% due 5/1/10	1,125,720
		New York City:
1,450,000	A-1+	FSA-Insured, 1.300% due 11/01/2026 (d)	1,450,000
		GO:
1,000,000	AAA	Series B, IBC/MBIA-Insured, 4.900% due 8/1/09	1,096,190
1,750,000	A	Series J, 5.000% due 6/1/09	1,902,005
435,000	AAA	Niagara County GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13	494,843
630,000	Aaa*	Nyack Union Free School District GO, FGIC-Insured, 5.250% due 12/15/15	722,509
5,000,000	AAA	Puerto Rico Commonwealth, Public Improvement GO, Series B, FGIC-Insured, 5.500% due 7/1/12 (b)	5,790,500
		Pulaski Center School District GO, FGIC-Insured:
445,000	Aaa*	5.000% due 6/15/11	496,633
780,000	Aaa*	5.000% due 6/15/12	872,602
		Suffolk County GO, Series A:
1,000,000	AAA	FGIC-Insured, 5.250% due 8/1/13	1,139,520
1,880,000	AAA	Public Improvement, Refunded, MBIA-Insured, 5.250% due 4/1/13	2,107,912
		Yonkers GO, FGIC-Insured:
1,125,000	AAA	Series A, 5.000% due 9/1/14	1,200,735
2,050,000	AAA	Series C, 5.000% due 6/1/15	2,198,768

			26,694,594

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Government Facilities - 5.1%
		New York State Urban Development Corp., Revenue Bonds, Series A:
$5,000,000	AA-	5.500% due 1/1/17 (b)	$5,587,000
1,900,000	AA-	Correctional Facilities, 6.500% due 1/1/09	2,174,550

			7,761,550

Hospitals - 3.2%
500,000	AAA	East Rochester Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 4.350% due 10/20/11	532,115
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	AA-	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,148,550
1,500,000	AAA	Municipal Health Facility Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	1,686,510
500,000	Ba3*	Nyack Hospital, Series A, 6.250% due 7/1/13	455,000
1,000,000	AAA	Presbyterian Hospital, Series A, AMBAC/FHA-Insured, 5.500% due 2/15/07	1,080,020

			4,902,195

Industrial Development - 4.7%
535,000	NR	Amherst Industrial Development Agency, Lease Revenue, Multi-Surface Rink Complex, Series A, 5.050% due 10/1/05 (d)	555,812
		New York City IDA, Civil Facilities Revenue:
600,000	AAA	New York University Project, AMBAC-Insured, 4.125% due 7/1/11	639,084
500,000	Baa1*	YMCA Greater NY Project, 6.000% due 8/1/07	539,760
605,000	AA-	Onondaga County IDA, (Syracuse Home Association Project), 5.000% due 12/1/13	649,177
1,000,000	AA-	Syracuse IDA, Civic Facilities Revenue, (Crouse Health Inc. Project), 5.000% due 1/1/10	1,045,550
		Troy NY IDA, Civic Facility Revenue, Rensselaer Polytechnic Institution, Series A:
1,150,000	A+	5.500% due 9/1/11	1,307,642
1,100,000	A+	5.500% due 9/1/12	1,255,551
1,000,000	A+	5.500% due 9/1/13	1,133,200

			7,125,776

Life Care Systems - 0.1%
130,000	AA	New York State Dormitory Authority Revenue Hebrew Home for the Aged, FHA-Insured, 5.625% due 2/1/17	136,491

Miscellaneous - 5.4%
1,465,000	BBB+	Albany Parking Authority Revenue, Series B, 5.250% due 10/15/12	1,558,408
500,000	A	Capital District Youth Center, Lease Revenue, LOC-Keybank, 6.000% due 2/1/17	532,670

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Miscellaneous - 5.4% (continued)
$1,450,000	AA+	New York City Transitional Finance Authority Revenue, Future Tax Secured, Series A, 4.750% due 11/15/16	$1,520,847
275,000	Aaa*	North Hempstead, FGIC-Insured, 5.000% due 5/15/12	306,347
1,395,000	AAA	Suffolk County Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due 10/15/11	1,586,213
		Virgin Islands Public Finance Authority Revenue, Series A:
1,580,000	BBB-	5.300% due 10/1/11	1,686,571
1,000,000	BBB-	5.500% due 10/1/13	1,069,860

			8,260,916

Pollution Control - 0.5%
750,000	BBB	Essex County Industrial Development Agency, PCR, 5.700% due 7/1/16 (e)	803,318

Transportation - 15.2%

		Metropolitan Transit Authority New York:
		Dedicated Tax Fund, Series A:
3,000,000	AAA	FGIC-Insured, 5.250% due 11/15/11 (b)	3,400,800
2,000,000	AAA	FSA-Insured, 5.500% due 11/15/13 (b)	2,299,800
1,000,000	AAA	Service Contract, Refunded, Series A, FGIC-Insured, 5.000% due 7/1/12	1,121,520
1,500,000	AA-	Metropolitan Transitional Authority Service Contract, Series A, 5.500% due 1/1/15	1,705,080
		New York State Thruway Authority:
1,545,000	AA-	General Revenue, Series E, 5.000% due 1/1/16 Highway & Bridge Transportation Fund:	1,623,424
1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 4/1/16	1,123,280
1,500,000	AAA	Series B, MBIA-Insured, 5.250% due 4/1/11	1,689,585
1,600,000	AAA	Niagara Falls Bridge Commission, Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15	1,825,232
		Port Authority of New York & New Jersey, Special Obligation Revenue:
1,000,000	NR	4th Installment, (Special Project), 6.750% due 10/1/11	1,057,420
3,000,000	AAA	FGIC-Insured, 5.500% due 11/15/11 (b)	3,364,590
		JFK International Airport Terminal 6, MBIA-Insured:
1,000,000	AAA	6.000% due 12/1/07	1,103,770
415,000	AAA	6.250% due 12/1/10	476,735
2,000,000	AA-	Triborough Bridge & Tunnel Authority Revenue, General Purpose, Series A, 5.250% due 1/1/14	2,205,380

			22,996,616

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utilities - 4.0%
		Long Island Power Authority, Electric System Revenue:
$1,000,000	AAA	FSA-Insured, 5.000% due 12/1/15	$1,059,500
2,000,000	AAA	MBIA-Insured, 5.250% due 4/1/10 (b)	2,198,860
2,500,000	A-	Series B, 5.250% due 6/1/13 (b)	2,753,725

			6,012,085

Water & Sewer - 6.1%
3,250,000	AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D, MBIA-Insured, 5.000% due 6/15/15 (b)	3,444,935
		New York State Environmental Facility Corp., Clean Water & Drinking:
395,000	AAA	5.250% due 6/15/14	429,333
605,000	AAA	Pre-Refunded, Escrowed with state and local government securities to 6/15/08 Call @101, 5.250% due 6/15/14	659,172
1,900,000	AAA	Revolving Funds, Series C, 5.250% due 6/15/14	2,123,440
1,390,000	AAA	Suffolk County Southwest Sewer District GO, MBIA-Insured, 6.000% due 2/1/07 (f)	1,517,797
1,000,000	AAA	Suffolk County Water Authority, Waterworks Revenue, MBIA-Insured, 5.100% due 6/1/09	1,108,040

			9,282,717

		TOTAL INVESTMENTS - 98.7% (Cost - $140,944,267**)	149,601,998
		Other Assets in Excess of Liabilities - 1.3%	1,956,253

		TOTAL NET ASSETS - 100%	$151,558,251

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service, Inc.
(b)	All or portion of this security has been segregated as collateral for open futures contracts.
(c)	Variable rate obligation payable at par on demand at any time with no more than seven days notice.
(d)	Bonds are escrowed to maturity with US government securities and are considered by the manager to be tripple-A rated even if issuer has not applied for new ratings.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)	All of this security is held as collateral for open futures contracts commitments.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 6 through 8 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

Abbreviations* (unaudited) (continued)

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund (“Fund”), a separate investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non–diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation - Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts - Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transactions - Security transactions are accounted for on trade date.

(d) Fund Concentration - Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

2. Investments

At August 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S Treasury 10 Year Note, 6.000%	510	9/04	$54,984,375	$57,869,063	$(2,884,688)

Notes to Schedule of Investments (unaudited) (continued)

2. Investments (continued)

At August 31,2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal Income Tax purposes were substantially as follows:

Gross unrealized appreciation	$8,694,393
Gross unrealized depreciation	(36,662)

Net unrealized appreciation	$8,657,731

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date    October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date    October 28, 2004

By	/s/ James M. Giallanza
James M. Giallanza,
Chief Financial Officer

Date    October 28, 2004